UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-6465
The Travelers Series Trust
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Paul G. Cellupica, Chief Counsel
c/o MetLife, Inc.
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
(Name and address of agent for service)
Registrant’s telephone number, including area code: (617) 578-5526
Date of fiscal year end: December 31

Date of reporting period: June 30, 2005

ITEM 1.   REPORT TO STOCKHOLDERS.
     The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT
June 30, 2005

The Travelers Series Trust:
Style Focus Series:

Small Cap Growth Portfolio
Small Cap Value Portfolio

The Travelers Insurance Company

The Travelers Life and Annuity Company
One Cityplace
Hartford, CT 06103

Semi-Annual Report for The Travelers Series Trust: Style Focus Series

 WHAT’S INSIDE

Letter from the Chairman	1

Fund at a Glance:

Small Cap Growth Portfolio	3

Small Cap Value Portfolio	4

Fund Expenses	5

Schedules of Investments	7

Statements of Assets and Liabilities	29

Statements of Operations	30

Statements of Changes in Net Assets	31

Financial Highlights	33

Notes to Financial Statements	35

Factors Considered by the Independent Trustees in Approving the Investment Advisory and the Subadvisory Agreements	39

 LETTER FROM THE CHAIRMAN

Dear Shareholder,

The U.S. economy overcame a number of obstacles and continued to expand during the first six months of 2005. Rising interest rates, record high oil prices, and geopolitical issues threatened to send the economy into a “soft patch.” However, when all was said and done, first quarter 2005 gross domestic product (“GDP”)[i] growth was 3.8%, mirroring the solid gain that occurred during the fourth quarter of 2004.

Given the overall strength of the economy, the Federal Reserve Board (“Fed”)ii continued to raise interest rates over the past six months in an attempt to ward off inflation. Following five rate hikes from June 2004 through December 2004, the Fed again increased its target for the federal funds rateiii in 0.25% increments four additional times since January 2005. All told, the Fed’s nine rate hikes brought the target for the federal funds rate from 1.00% to 3.25%.

Since the New Year, the U.S. stock market was relatively flat, with the S&P 500 Indexiv returning -0.81%. Stocks were weak early in the reporting period, as the issues discussed above caused investors to remain on the sidelines. Equities then rallied in	R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer*
the second quarter of 2005, as the economy appeared to be on solid footing and inflation was largely under control. Looking at the reporting period as a whole, mid-cap stocks generated superior returns, with the Russell Midcap,[v] Russell 1000,vi and Russell 2000vii Indexes returning 3.92%, 0.11%, and -1.25%, respectively. From a market style perspective, value-oriented stocks outperformed their growth counterparts.

Special Shareholder Notice

On January 31, 2005, Citigroup Inc. (“Citigroup”) announced that it had agreed to sell The Travelers Insurance Company and certain other domestic and international insurance businesses to MetLife Inc. (“MetLife”) pursuant to an acquisition agreement (“MetLife Transaction”). The sale included Travelers Asset Management International Company LLC (“TAMIC”), which serves as the investment advisor for the Funds. The MetLife Transaction closed on July 1, 2005.

Information About Your Funds

As you may be aware, several issues in the mutual fund and variable annuity product industry have recently come under the scrutiny of federal and state regulators. The Travelers Insurance Company and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, revenue sharing, producer compensation and other mutual fund and variable annuity product issues in connection with various inquiries and or investigations. The Travelers Insurance Company and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Important information concerning the Funds and their sub-administrator with regard to recent regulatory developments is contained in the “Additional Information” note in the Notes to Financial Statements included in this report.

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer*

July 25, 2005

*	Mr. Gerken resigned as Chairman, President and Chief Executive Officer of the Funds when the MetLife Transaction closed on July 1, 2005.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iv	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.

[v]	The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index whose average market capitalization was approximately $4.7 billion as of 6/24/05.

vi	The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

vii	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

 Fund at a Glance — Small Cap Growth Portfolio (unaudited)

 Fund at a Glance — Small Cap Value Portfolio (unaudited)

 Fund Expenses (unaudited)

          Example

      As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      This example is based on an investment of $1,000 invested on May 2, 2005 and held for the period ended June 30, 2005.

          Actual Expenses

      The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

 Based on Actual Total Return(1)

					Expenses
		Beginning	Ending	Annualized	Paid
	Actual Total	Account	Account	Expense	During the
	Return(2)	Value	Value	Ratio	Period(3)

Small Cap Growth Portfolio	7.30%	$1,000.00	$1,073.00	1.10%	$1.87

Small Cap Value Portfolio	8.60	1,000.00	1,086.00	1.10	1.89

(1)	For the period May 2, 2005 (inception date) to June 30, 2005.
(2)	Assumes reinvestment of dividends and capital gains distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Expenses (net of fee waiver and/or reimbursements) are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days since inception, then divided by 365.

 Fund Expenses (unaudited) (continued)

          Hypothetical Example for Comparison Purposes

      The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

 Based on Hypothetical Total Return(1)

	Hypothetical
	Annualized	Beginning	Ending	Annualized	Expenses Paid
	Total	Account	Account	Expense	During the
	Return	Value	Value	Ratio	Period(2)

Small Cap Growth Portfolio	5.00%	$1,000.00	$1,006.41	1.10%	$1.81

Small Cap Value Portfolio	5.00	1,000.00	1,006.41	1.10	1.81

(1)	For the period May 2, 2005 (inception date) to June 30, 2005.
(2)	Expenses (net of fee waiver and/or reimbursements) are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days since inception, then divided by 365.

Schedules of Investments (unaudited)	June 30, 2005
Small Cap Growth Portfolio

SHARES	SECURITY	VALUE

COMMON STOCK — 93.4%

CONSUMER DISCRETIONARY — 16.1%

Automobiles — 0.2%

266	Thor Industries, Inc.	$8,360

Distributors — 0.9%

675	Beacon Roofing Supply, Inc.*	17,753

252	Spectrum Brands, Inc.*	8,316

261	WESCO International, Inc.*	8,190

		34,259

Hotels, Restaurants & Leisure — 3.0%

341	Alliance Gaming Corp.*	4,781

59	Boyd Gaming Corp.	3,017

561	CKE Restaurants, Inc.	7,809

1,025	Great Canadian Gaming Corp.*	16,391

232	Isle of Capri Casinos, Inc.*	6,078

910	Mikohn Gaming Corp.*	13,400

661	MTR Gaming Group, Inc.*	7,694

309	O’Charleys, Inc.*	5,457

134	Papa John’s International, Inc.*	5,356

256	Penn National Gaming, Inc.*	9,344

822	Shuffle Master, Inc.*	23,041

548	Sonic Corp.*	16,730

		119,098

Household Durables — 1.4%

690	Knoll, Inc.	11,806

76	Matthews International Corp., Class A Shares	2,961

40	Meritage Homes Corp.*	3,180

152	Stanley Furniture Co., Inc.	3,733

440	Tempur-Pedic International, Inc.*	9,759

369	Topps Co., Inc.	3,701

238	Toro Co.	9,189

285	WCI Communities, Inc.*	9,129

		53,458

Internet & Catalog Retail — 0.6%

872	Insight Enterprises, Inc.*	17,597

177	Priceline.com, Inc.*	4,129

		21,726

Leisure Equipment & Products — 1.7%

580	Build-A-Bear Workshop, Inc.*	13,601

1,245	K2, Inc.*	15,787

1,070	Marvel Enterprises, Inc.*	21,100

463	Oakley, Inc.	7,885

211	RC2 Corp.*	7,927

		66,300

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005
Small Cap Growth Portfolio

SHARES	SECURITY	VALUE

Media — 2.3%

2,745	Harris Interactive, Inc.*	$13,368

3,555	Lions Gate Entertainment Corp.*	36,474

406	LodgeNet Entertainment Corp.*	6,736

452	Playboy Enterprises, Inc., Class B Shares*	5,849

243	Reader’s Digest Association, Inc.	4,009

771	Regent Communications, Inc.*	4,526

1,090	Sonic Solutions, Inc.*	20,274

		91,236

Multiline Retail — 0.6%

1,035	Fred’s, Inc.	17,160

343	Retail Ventures, Inc.*	4,679

		21,839

Specialty Retail — 3.4%

393	Aaron Rents, Inc.	9,782

386	Aeropostale, Inc.*	12,969

270	America’s Car-Mart, Inc.*	6,078

85	Children’s Place Retail Stores, Inc.*	3,967

481	CSK Auto Corp.*	8,023

569	DSW, Inc., Class A Shares*	14,196

190	Electronics Boutique Holdings Corp.*	12,063

252	Gander Mountain Co.*	2,873

126	Guitar Center, Inc.*	7,355

276	Jos. A. Bank Clothiers, Inc.*	11,951

421	Restoration Hardware, Inc.*	3,444

479	Select Comfort Corp.*	10,265

264	Sports Authority, Inc.*	8,395

765	Zumiez, Inc.*	22,300

		133,661

Textiles, Apparel & Luxury Goods — 2.0%

570	Carter’s, Inc.*	33,276

255	Deckers Outdoor Corp.*	6,273

240	K-Swiss, Inc., Class A Shares	7,762

155	Oxford Industries, Inc.	6,673

1,005	Quiksilver, Inc.*	16,060

290	Volcom, Inc.*	7,763

		77,807

	TOTAL CONSUMER DISCRETIONARY	627,744

CONSUMER STAPLES — 1.4%

Food & Staples Retailing — 0.5%

287	Performance Food Group Co.*	8,670

253	Provide Commerce, Inc.*	5,462

217	United Natural Foods, Inc.*	6,591

		20,723

Household Products — 0.4%

860	Prestige Brands Holdings, Inc.*	16,770

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005
Small Cap Growth Portfolio

SHARES	SECURITY	VALUE

Personal Products — 0.5%

325	Elizabeth Arden, Inc.*	$7,602

528	Inter Parfums, Inc.	10,238

		17,840

	TOTAL CONSUMER STAPLES	55,333

ENERGY — 4.3%

Energy Equipment & Services — 1.7%

312	Cal Dive International, Inc.*	16,339

1,655	Grey Wolf, Inc.*	12,264

148	GulfMark Offshore, Inc.*	4,042

145	Helmerich & Payne, Inc.	6,803

715	Key Energy Services, Inc.*	8,652

390	Maverick Tube Corp.*	11,622

421	Superior Energy Services, Inc.*	7,494

		67,216

Oil, Gas & Consumable Fuels — 2.6%

285	Bill Barrett Corp.*	8,430

429	Callon Petroleum Co.*	6,341

276	Clayton Williams Energy, Inc.*	8,277

342	Comstock Resources, Inc.*	8,649

419	Delta Petroleum Corp.*	5,916

352	Frontier Oil Corp.	10,331

46	Plains Exploration & Production Co.*	1,635

150	Quicksilver Resources, Inc.*	9,590

236	Remington Oil & Gas Corp.*	8,425

1,623	Western Oil Sands, Inc., Class A Shares*	31,501

		99,095

	TOTAL ENERGY	166,311

FINANCIALS — 12.1%

Commercial Banks — 5.2%

90	Accredited Home Lenders Holding Co.*	3,960

211	Bank of the Ozarks, Inc.	6,929

860	BankAtlantic Bancorp., Inc., Class A Shares	16,297

140	Cascade Bancorp	2,946

234	Cathay General Bancorp	7,888

570	Community Bancorp*	17,681

625	Fidelity Bankshares, Inc.	16,575

404	First Bancorp	16,221

167	Frontier Financial Corp.	4,218

280	Hanmi Financial Corp.	4,676

224	Independent Bank Corp.	6,319

505	iPayment Holdings, Inc.*	18,443

165	Pacific Capital Bancorp	6,118

330	Placer Sierra Bancshares	8,999

390	Preferred Bank	15,483

236	R&G Financial Corp., Class B Shares	4,175

121	Santander BanCorp	3,032

248	SVB Financial Group*	11,879
See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005
Small Cap Growth Portfolio

SHARES	SECURITY	VALUE

960	Western Alliance Bancorp*	$21,120

523	Wilshire Bancorp, Inc.	7,495

		200,454

Diversified Financial Services — 4.3%

204	Affiliated Managers Group, Inc.*	13,939

270	Asset Acceptance Capital Corp.*	6,996

530	Calamos Asset Management, Inc., Class A Shares	14,437

300	Commercial Capital Bancorp, Inc.	5,013

2,619	Euronet Worldwide, Inc.*	76,134

226	Gladstone Capital Corp.	5,289

123	Greenhill & Co., Inc.	4,983

585	International Securities Exchange, Inc.*	14,689

309	Jackson Hewitt Tax Service, Inc.	7,305

128	Portfolio Recovery Associates, Inc.*	5,379

147	United PanAm Financial Corp.*	4,029

266	Walter Industries, Inc.	10,693

		168,886

Insurance — 0.7%

540	HealthExtras, Inc.*	10,838

260	Selective Insurance Group, Inc.	12,883

374	U.S.I. Holdings Corp*	4,817

		28,538

Real Estate — 1.9%

40	Alexandria Real Estate Equities, Inc.	2,938

137	American Home Mortgage Investment Corp.	4,790

118	Brookfield Homes Corp.	5,381

276	CB Richard Ellis Group, Inc., Class A Shares*	12,105

64	Corrections Corporation of America*	2,512

548	Equity One, Inc.	12,440

405	Jones Lang LaSalle, Inc.*	17,913

170	Sovran Self Storage, Inc.	7,728

238	Town & Country Trust	6,785

		72,592

	TOTAL FINANCIALS	470,470

HEALTH CARE — 19.3%

Biotechnology — 4.4%

576	Alexion Pharmaceuticals, Inc.*	13,271

557	BioMarin Pharmaceuticals, Inc.*	4,172

497	Cepheid, Inc.*	3,648

441	deCODE genetics, Inc.*	4,141

612	Exelixis, Inc.*	4,547

238	Kos Pharmaceuticals, Inc.*	15,589

748	LifeCell Corp.*	11,826

381	Myriad Genetics, Inc.*	5,962

300	Neurocrine Biosciences, Inc.*	12,618

400	OraSure Technologies, Inc.*	3,996

605	PRA International*	16,202
See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005
Small Cap Growth Portfolio

SHARES	SECURITY	VALUE

352	Progenics Pharmaceuticals, Inc.*	$7,343

238	Serologicals Corp.*	5,057

354	Techne Corp.*	16,252

205	Telik, Inc.*	3,333

384	United Therapeutics Corp.*	18,509

1,215	ViaCell, Inc.*	12,940

313	Vicuron Pharmaceuticals, Inc.*	8,733

240	ZymoGenetics, Inc.*	4,224

		172,363

Health Care Equipment & Supplies — 5.2%

131	Advanced Medical Optics, Inc.*	5,207

609	American Medical Systems Holdings, Inc.*	12,576

166	Biosite, Inc.*	9,128

1,321	Bruker BioSciences Corp.*	5,271

815	Candela Corp.*	8,517

1,050	Conor Medsystems, Inc.*	16,118

1,013	Encore Medical Corp.*	5,622

225	Foxhollow Technologies, Inc.*	8,611

1,050	I-Flow Corp.*	17,472

375	Illumina, Inc.*	4,526

175	Intuitive Surgical, Inc.*	8,162

370	Laserscope*	15,333

211	Molecular Devices Corp.*	4,564

342	Palomar Medical Technologies, Inc.*	8,181

990	SeraCare Life Sciences, Inc.*	13,850

255	STERIS Corp.	6,571

300	Sybron Dental Specialties, Inc.*	11,286

380	Symmetry Medical, Inc.*	8,945

791	Thoratec Corp.*	12,134

683	TriPath Imaging, Inc.*	5,846

595	Wright Medical Group, Inc.*	15,887

		203,807

Health Care Providers & Services — 7.4%

640	Advisory Board Co.*	31,194

281	American Healthways, Inc.*	11,878

385	AMERIGROUP Corp.*	15,477

956	Beverly Enterprises, Inc.*	12,179

1,209	Centene Corp.*	40,598

615	ev3, Inc.*	8,549

374	First Horizon Pharmaceutical Corp.*	7,121

1,000	Hythiam, Inc.*	5,600

450	LabOne, Inc.*	17,915

785	LHC Group, Inc.*	14,271

265	Matria Healthcare, Inc.*	8,541

78	Owens & Minor, Inc.	2,523

518	Per-Se Technologies, Inc.*	10,888

2,312	PSS World Medical, Inc.*	28,784

795	Radiation Therapy Services, Inc.*	21,107

154	Sierra Health Services, Inc.*	11,005
See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005
Small Cap Growth Portfolio

SHARES	SECURITY	VALUE

485	United Surgical Partners International, Inc.*	$25,259

399	Ventiv Health, Inc.*	7,693

327	VistaCare, Inc., Class A Shares*	6,040

		286,622

Pharmaceuticals — 2.3%

260	Bone Care International, Inc.*	8,572

407	Connetics Corp.*	7,179

682	Eyetech Pharmaceuticals, Inc.*	8,621

850	K-V Pharmaceutical Co., Class A Shares*	14,238

1,850	Ligand Pharmaceuticals, Inc., Class B Shares*	12,858

1,015	MGI Pharma, Inc.*	22,086

524	Pain Therapeutics, Inc.*	3,537

262	Perrigo Co.	3,652

387	Pharmion Corp.*	8,982

		89,725

	TOTAL HEALTH CARE	752,517

INDUSTRIALS — 12.8%

Aerospace & Defense — 1.3%

249	Armor Holdings, Inc.*	9,863

224	Engineered Support Systems, Inc.	8,026

125	Hawk Corp., Class A Shares*	1,462

314	Innovative Solutions & Support, Inc.*	10,541

922	World Fuel Services Corp.	21,584

		51,476

Air Freight & Logistics — 0.3%

473	Hub Group, Inc., Class A Shares*	11,849

Airlines — 0.6%

216	ACE Aviation Holdings, Inc.*	7,023

406	Pinnacle Airlines Corp.*	3,488

479	SkyWest, Inc.	8,708

406	WestJet Airlines Ltd*	4,521

		23,740

Building Products — 0.3%

781	Jacuzzi Brands, Inc.*	8,380

131	Simpson Manufacturing Co., Inc.	4,002

		12,382

Commercial Services & Supplies — 6.3%

317	Aleris International, Inc.*	7,148

115	Arbitron, Inc.	4,934

174	Bright Horizons Family Solutions, Inc.*	7,085

425	Cogent, Inc.*	12,134

154	Consolidated Graphics, Inc.*	6,279

800	CoStar Group, Inc.*	34,880

87	CRA International, Inc.*	4,685

219	DeVry, Inc.*	4,358

310	Duratek, Inc.*	7,186
See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005
Small Cap Growth Portfolio

SHARES	SECURITY	VALUE

212	Gevity HR, Inc.	$4,246

880	Greenfield Online, Inc.*	10,692

152	Headwaters, Inc.*	5,226

38	Heidrick & Struggles International, Inc.*	991

740	Huron Consulting Group, Inc.*	17,427

116	John H. Harland Co.	4,408

804	Kforce, Inc.*	6,802

846	Korn/ Ferry International*	15,016

625	Labor Ready, Inc.*	14,569

415	LECG Corp.*	8,823

117	Mobile Mini, Inc.*	4,034

715	Navigant Consulting, Inc.*	12,627

1,235	Resources Connection, Inc.*	28,689

20	Team, Inc.*	430

347	Valassis Communications, Inc.*	12,856

2,610	Waste Services, Inc.*	10,022

		245,547

Construction & Engineering — 0.2%

223	Dycom Industries, Inc.*	4,418

291	Perini Corp.*	4,778

		9,196

Electrical Equipment — 0.9%

184	Baldor Electric Co.	4,475

291	Brady Corp., Class A Shares	9,021

781	Global Power Equipment Group, Inc.*	6,209

262	Paxar Corp.*	4,650

607	Vicor Corp.	8,255

		32,610

Machinery — 1.4%

94	Actuant Corp., Class A Shares*	4,506

398	Bucyrus International, Inc., Class A Shares	15,116

197	Dionex Corp.*	8,591

286	IDEX Corp.	11,043

264	Joy Global, Inc.	8,868

172	Terex Corp.*	6,777

		54,901

Road & Rail — 1.5%

190	Arkansas Best Corp.	6,044

605	Forward Air Corp.	17,103

189	Landstar System, Inc.*	5,693

1,184	Pacer International, Inc.*	25,799

283	U.S. Xpress Enterprises, Inc., Class A Shares*	3,371

		58,010

	TOTAL INDUSTRIALS	499,711

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005
Small Cap Growth Portfolio

SHARES	SECURITY	VALUE

INFORMATION TECHNOLOGY — 23.2%

Communications Equipment — 2.7%

668	Arris Group, Inc.*	$5,818

3,085	Axesstel, Inc.*	10,582

135	Bel Fuse, Inc., Class B Shares	4,126

1,266	Brocade Communications Systems, Inc.*	4,912

501	C-COR, Inc.*	3,432

489	Emulex Corp.*	8,929

384	F5 Networks, Inc.*	18,138

644	Harmonic, Inc.*	3,110

1,015	InPhonic, Inc.*	15,611

749	Ixia*	14,561

359	Tekelec*	6,031

1,169	Terremark Worldwide, Inc.*	8,183

		103,433

Computers & Peripherals — 1.3%

650	Dolby Laboratories, Inc., Class A Shares*	14,339

309	Intergraph Corp.*	10,648

255	Mercury Computer Systems, Inc.*	6,979

229	Presstek, Inc.*	2,592

160	Rackable Systems, Inc.*	1,920

1,580	TransAct Technologies, Inc.*	13,383

		49,861

Electronic Equipment & Instruments — 1.5%

157	Analogic Corp.	7,900

605	FLIR Systems, Inc.*	18,053

1,045	Identix, Inc.*	5,256

117	Itron, Inc.*	5,228

160	Keithley Instruments, Inc.	2,466

569	Newport Corp.*	7,886

81	ScanSource, Inc.*	3,478

2,195	ThermoGenesis Corp.*	9,604

		59,871

Internet Software & Services — 3.9%

24	Arbinet-thexchange, Inc.*	161

241	Blue Coat Systems, Inc.*	7,201

355	Digital Insight Corp.*	8,492

236	Digital River, Inc.*	7,493

877	Digitas, Inc.*	10,007

497	EarthLink, Inc.*	4,304

309	eCollege.com, Inc.*	3,677

235	Equinix, Inc.*	10,185

860	GSI Commerce, Inc.*	14,405

2,539	Infocrossing, Inc.*	31,661

121	InfoSpace, Inc.*	3,985

3,830	LivePerson, Inc.*	11,950

667	Stellent, Inc.*	5,002

1,008	SupportSoft, Inc.*	5,231

765	TechTeam Global, Inc.*	9,976
See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005
Small Cap Growth Portfolio

SHARES	SECURITY	VALUE

351	United Online, Inc.	$3,811

264	WebEx Communications, Inc.*	6,972

166	Websense, Inc.*	7,976

		152,489

IT Services — 1.7%

488	Anteon International Corp.*	22,263

100	CACI International, Inc., Class A Shares*	6,316

437	Covansys Corp.*	5,615

279	MarketAxess Holdings, Inc.*	3,153

384	Perot Systems Corp., Class A Shares*	5,460

166	SRA International, Inc., Class A Shares*	5,764

345	Tier Technologies, Inc., Class B Shares*	2,908

8,425	Workstream, Inc.*	15,148

		66,627

Semiconductors & Semiconductor Equipment — 3.4%

367	ADE Corp.*	10,294

128	Axcelis Technologies, Inc.*	878

241	Diodes, Inc.*	7,519

566	FormFactor, Inc.*	14,954

647	Microsemi Corp.*	12,163

518	Microtune, Inc.*	2,598

485	MIPS Technologies, Inc.*	3,492

248	MKS Instruments, Inc.*	4,189

628	Mykrolis Corp.*	8,924

539	OmniVision Technologies, Inc.*	7,325

1,706	ON Semiconductor Corp.*	7,848

671	PLX Technology, Inc.*	6,817

1,095	Rudolph Technologies, Inc.*	15,691

276	Sigmatel, Inc.*	4,736

545	Silicon Image, Inc.*	5,592

840	Skyworks Solutions, Inc.*	6,191

154	Supertex, Inc.*	2,720

255	Varian Semiconductor Equipment Associates, Inc.*	9,435

		131,366

Software — 8.7%

1,040	American Reprographics Co.*	16,734

282	ANSYS, Inc.*	10,014

1,435	Blackbaud, Inc.	19,372

217	Cerner Corp.*	14,749

571	Dendrite International, Inc.*	7,880

218	FARO Technologies, Inc.*	5,943

341	Hyperion Solutions Corp.*	13,722

397	Inter-Tel, Inc.	7,388

369	Intervoice, Inc.*	3,184

639	MapInfo Corp.*	6,716

683	Mentor Graphics Corp.*	7,001

352	Merge Technologies, Inc.*	6,600

777	MICROS Systems, Inc.*	34,771

137	Microstrategy, Inc., Class A Shares*	7,266
See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005
Small Cap Growth Portfolio

SHARES	SECURITY	VALUE

425	MRO Software, Inc.*	$6,209

955	Open Solutions, Inc.*	19,396

1,010	Parametric Technology Corp.*	6,444

281	Progress Software Corp.*	8,472

725	Quest Software, Inc.*	9,882

313	SafeNet, Inc.*	10,661

479	Secure Computing Corp.*	5,211

1,358	TALX Corp.	39,260

257	Ulticom, Inc.*	2,727

2,345	Ultimate Software Group, Inc.*	38,458

1,920	Wind River Systems, Inc.*	30,106

		338,166

	TOTAL INFORMATION TECHNOLOGY	901,813

MATERIALS — 2.9%

Chemicals — 0.3%

397	Olin Corp.	7,241

166	Westlake Chemical Corp.	4,067

		11,308

Construction Materials — 0.2%

92	Eagle Materials, Inc.	8,518

Containers & Packaging — 1.1%

776	Jarden Corp.*	41,842

Metals & Mining — 1.3%

475	Allegheny Technologies, Inc.	10,478

710	Alpha Natural Resources, Inc.*	16,955

940	Aur Resources, Inc.	5,177

325	Century Aluminum Co.*	6,630

340	Royal Gold, Inc.	6,841

201	Steel Dynamics, Inc.	5,276

		51,357

	TOTAL MATERIALS	113,025

TELECOMMUNICATION SERVICES — 1.3%

Diversified Telecommunication Services — 0.7%

46	Commonwealth Telephone Enterprises, Inc.	1,928

206	Intrado, Inc.*	3,082

525	NeuStar, Inc.*	13,440

892	Premiere Global Services, Inc.*	10,070

		28,520

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005
Small Cap Growth Portfolio

SHARES	SECURITY	VALUE

Wireless Telecommunication Services — 0.6%

2,881	UbiquiTel, Inc.*	$23,509

	TOTAL TELECOMMUNICATION SERVICES	52,029

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $3,411,561)	3,638,953

FACE
AMOUNT

SHORT-TERM INVESTMENT — 10.6%

Repurchase Agreement — 10.6%

$414,000	State Street Bank & Trust Co., dated 6/30/05, 2.550% due 7/1/05, Proceeds due at maturity — $414,029; (Fully collateralized by US Treasury Bonds, 7.125% to 7.250% due 8/15/22 to 2/15/23; Market value — $427,698) (Cost — $414,000)	414,000

	TOTAL INVESTMENTS — 104.0% (Cost — $3,825,561#)	4,052,953

	Liabilities In Excess of Other Assets — (4.0)%	(157,719)

	TOTAL NET ASSETS — 100.0%	$3,895,234

*	Non-income producing security.
#	Aggregate cost for Federal income tax purposes is substantially the same.
See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005
Small Cap Value Portfolio

SHARES	SECURITY	VALUE

COMMON STOCK — 97.4%

CONSUMER DISCRETIONARY — 11.4%

Auto Components — 0.7%

285	ArvinMeritor, Inc.	$5,070

137	Commercial Vehicle Group, Inc.*	2,432

662	Goodyear Tire & Rubber Co.*	9,864

334	Noble International Ltd.	7,865

		25,231

Distributors — 0.4%

537	BlueLinx Holdings, Inc.	5,682

336	LKQ Corp.*	9,122

		14,804

Hotels, Restaurants & Leisure — 3.7%

1,850	Alliance Gaming Corp.*	25,937

111	Ameristar Casinos, Inc.	2,896

171	Argosy Gaming Co.*	7,970

1,000	Isle of Capri Casinos, Inc.*	26,200

2,500	Lakes Entertainment, Inc.*	38,500

269	Lone Star Steakhouse & Saloon, Inc.	8,180

588	MTR Gaming Group, Inc.*	6,845

370	O’Charleys, Inc.*	6,534

464	Sunterra Corp.*	7,522

		130,584

Household Durables — 1.2%

123	Beazer Homes USA, Inc.	7,030

153	Comstock Homebuilding Cos., Inc.*	3,706

600	Helen of Troy Ltd.*	15,276

206	La-Z-Boy, Inc.	3,001

206	Stanley Furniture Co., Inc.	5,059

326	WCI Communities, Inc.*	10,442

		44,514

Leisure Equipment & Products — 0.5%

69	MarineMax, Inc.*	2,156

114	Nautilus, Inc.	3,249

112	RC2 Corp.*	4,208

264	Steinway Musical Instruments, Inc.*	7,751

		17,364

Media — 0.8%

506	Gray Television, Inc.	6,102

1,597	Primedia, Inc.*	6,468

63	R.H. Donnelley Corp.*	3,905

401	Reader’s Digest Association, Inc.	6,616

1,200	Regent Communications, Inc.*	7,044

		30,135

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Small Cap Value Portfolio

SHARES	SECURITY	VALUE

Multiline Retail — 0.2%

153	Burlington Coat Factory Warehouse Corp.	$6,524

Specialty Retail — 2.4%

207	Buckle, Inc.	9,178

372	Conn’s, Inc.*	9,103

349	Finish Line, Inc., Class A Shares	6,603

184	Genesco. Inc.*	6,825

550	Hughes Supply, Inc.	15,455

253	Lithia Motors, Inc., Class A Shares	7,299

284	Men’s Wearhouse, Inc.*	9,761

670	Payless ShoeSource, Inc.*	12,864

179	Shoe Carnival, Inc.*	3,895

137	Sports Authority, Inc.*	4,357

86	United Rentals, Inc.*	1,738

		87,078

Textiles, Apparel & Luxury Goods — 1.5%

2,100	DHB Industries, Inc.*	17,745

72	OshKosh B’Gosh, Inc., Class A Shares	1,871

176	Phillips-Van Heusen Corp.	5,753

442	Russell Corp.	9,039

579	Stride Rite Corp.	7,984

85	Unifirst Corp.	3,446

671	Wellman, Inc.	6,838

		52,676

	TOTAL CONSUMER DISCRETIONARY	408,910

CONSUMER STAPLES — 3.7%

Food & Staples Retailing — 1.3%

2,000	B&G Food, Inc., EIS	29,280

565	Pathmark Stores, Inc.*	4,949

375	Ruddick Corp.	9,574

236	Terra Industries, Inc.*	1,607

		45,410

Food Products — 1.5%

132	Central Garden and Pet Co.*	6,484

1,173	Chiquita Brands International, Inc.	32,210

208	Gold Kist, Inc.*	4,489

186	John B. Sanfilippo & Son, Inc.*	4,289

172	Sanderson Farms, Inc.	7,816

		55,288

Personal Products — 0.3%

376	NBTY, Inc.*	9,754

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Small Cap Value Portfolio

SHARES	SECURITY	VALUE

Tobacco — 0.6%

1,115	Alliance One International, Inc.	$6,701

900	Vector Group Ltd.	16,713

		23,414

	TOTAL CONSUMER STAPLES	133,866

ENERGY — 8.7%

Energy Equipment & Services — 4.5%

1,000	Grant Prideco, Inc.*	26,450

3,650	Grey Wolf, Inc.*	27,046

89	GulfMark Offshore, Inc.*	2,431

229	Helmerich & Payne, Inc.	10,745

58	Lufkin Industries, Inc.	2,087

600	NS Group, Inc.*	19,506

800	Oil States International, Inc.*	20,136

1,100	Patterson-UTI Energy, Inc.	30,613

400	Universal Compression Holdings, Inc.*	14,496

304	Veritas DGC, Inc.*	8,433

		161,943

Oil, Gas & Consumable Fuels — 4.2%

400	ATP Oil & Gas Corp.*	9,360

1,500	Carrizo Oil & Gas, Inc.*	25,590

63	Cimarex Energy Co.*	2,451

500	Denbury Resources, Inc.*	19,885

136	Forest Oil Corp.*	5,712

2,600	Parallel Petroleum Corp.*	23,010

800	Petrohawk Energy Corp.*	8,626

1,300	Pioneer Drilling Co.*	19,838

192	Stone Energy Corp.*	9,389

253	Swift Energy Co.*	9,062

879	TransMontaigne, Inc.*	9,230

330	W&T Offshore, Inc.	7,943

		150,096

	TOTAL ENERGY	312,039

FINANCIALS — 27.2%

Commercial Banks — 8.4%

311	Amegy Bancorporation, Inc.	6,960

295	Anchor BanCorp Wisconsin, Inc.	8,927

506	BankAtlantic Bancorp., Inc., Class A Shares	9,589

215	Berkshire Hills Bancorp, Inc.	7,164

286	Central Pacific Financial Corp.	10,182

239	City Holding Co.	8,728

156	Downey Financial Corp.	11,419

279	First Bancorp	11,202

66	First Citizens BancShares, Inc., Class A Shares	9,540

150	First Community Bancorp of California	7,125

283	First Financial Corp.	8,131

86	First Republic Bank	3,038

153	FirstFed Financial Corp.*	9,120
See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Small Cap Value Portfolio

SHARES	SECURITY	VALUE

Commercial Banks — 8.4% (continued)

399	Franklin Bank Corp.*	$7,485

416	Greater Bay Bancorp	10,970

440	Hanmi Financial Corp.	7,348

260	Independent Bank Corp.	7,394

363	Irwin Financial Corp.	8,055

45	ITLA Capital Corp.*	2,425

352	MainSource Financial Group, Inc.	6,368

166	Mercantile Bank Corp.	7,299

375	Midwest Banc Holdings, Inc.	7,234

522	Oriental Financial Group, Inc.	7,966

295	Pacific Capital Bancorp	10,939

284	Peoples Bancorp, Inc.	7,597

269	PFF Bancorp, Inc.	8,148

259	Placer Sierra Bancshares	7,063

325	Prosperity Bancshares, Inc.	9,298

650	R&G Financial Corp., Class B Shares	11,498

301	Santander BanCorp	7,543

601	Sterling Bancshares of Texas, Inc.	9,352

600	Sterling Financial Corp. of Spokane*	22,440

149	SVB Financial Group*	7,137

325	TierOne Corp.	8,817

206	Union Bankshares Corp.	7,956

		301,457

Diversified Financial Services — 3.1%

457	Advance America Cash Advance Centers, Inc.	7,312

95	ASTA Funding, Inc.	2,639

188	CharterMac	4,128

203	Collegiate Funding Services LLC*	2,960

459	Communal Capital Bancorp, Inc.	7,670

161	CompuCredit Corp.*	5,519

1,400	Doral Financial Corp.	23,156

134	Greenhill & Co., Inc.	5,428

86	Jackson Hewitt Tax Service, Inc.	2,033

438	Labranche & Co., Inc.*	2,759

144	MCG Capital Corp.	2,460

1,450	Prospect Energy Corp.	18,270

812	Tortoise Energy Infrastructure Corp.	25,627

		109,961

Insurance — 4.8%

562	Alfa Corp.	8,273

132	American Equity Investment Life Holding Co.	1,568

87	AmerUs Group Co.	4,180

110	Commerce Group, Inc.	6,832

1,100	Danielson Holdings Corp.*	13,387

185	Delphi Financial Group, Class A Shares	8,168

650	Endurance Specialty Holdings Ltd.	24,583

170	Great American Financial Resources, Inc.	3,368

516	Horace Mann Educators Corp.	9,711
See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Small Cap Value Portfolio

SHARES	SECURITY	VALUE

Insurance — 4.8% (continued)

148	Kansas City Life Insurance Co.	$7,111

279	Ohio Casualty Corp.	6,746

46	Philadelphia Consolidated Holding Corp.*	3,899

844	Phoenix, Cos., Inc.	10,044

32	ProAssurance Corp.*	1,336

120	RLI Corp.	5,352

450	Safety Insurance Group, Inc.	15,192

2,000	Specialty Underwriters’ Alliance, Inc.*	18,260

500	Triad Guaranty, Inc.*	25,195

		173,205

Real Estate — 10.9%

2,900	Aames Investment Corp.	28,188

256	American Home Mortgage Investment Corp.	8,950

271	Arbor Realty Trust, Inc.	7,778

78	BioMed Realty Trust, Inc.	1,860

121	Brookfield Homes Corp.	5,518

296	Capital Automotive Real Estate Investment Trust	11,298

222	Capital Trust, Inc., Class A Shares	7,417

483	Commercial Net Lease Realty, Inc.	9,887

369	CRT Properties, Inc.	10,074

218	Entertainment Properties Trust	10,028

723	Equity Inns, Inc.	9,616

43	Equity Lifestyle Properties, Inc.	1,710

75	Equity One, Inc.	1,702

704	Government Properties Trust, Inc.	6,843

353	Gramercy Capital Corp.	8,634

286	Heritage Property Investment Trust	10,016

384	Highwoods Properties, Inc.	11,428

1,100	KKR Financial Corp.*	27,500

294	LaSalle Hotel Properties	9,646

800	Levitt Corp., Class A Shares	23,936

416	Lexington Corporate Properties Trust	10,113

738	Luminent Mortgage Capital, Inc.	7,963

348	Maguire Properties, Inc.	9,862

1,191	MeriStar Hospitality Corp.*	10,243

416	Mission West Properties	4,272

250	New Century Financial Corp.	12,862

900	Newcastle Investment Corp.	27,135

1,300	Novastar Financial, Inc.	50,895

301	OMEGA Healthcare Investors, Inc.	3,871

240	Pennsylvania Real Estate Investment Trust	11,400

305	RAIT Investment Trust	9,135

72	Sovran Self Storage, Inc.	3,273

355	Sunstone Hotel Investors, Inc.	8,612

606	Winston Hotels, Inc.	6,824

		388,489

	TOTAL FINANCIALS	973,112

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Small Cap Value Portfolio

SHARES	SECURITY	VALUE

HEALTH CARE — 4.7%

Biotechnology — 0.8%

350	Charles River Laboratories International, Inc.*	$16,887

106	Serologicals Corp.*	2,253

39	Techne Corp.*	1,790

272	Vicuron Pharmaceuticals, Inc.*	7,589

		28,519

Health Care Equipment & Supplies — 1.7%

1,200	Adeza Biomedical Corp.*	20,376

256	DJ Orthopedics, Inc.*	7,022

1,700	Hanger Orthopedic Group, Inc.*	8,568

268	Molecular Devices Corp.*	5,797

291	STERIS Corp.	7,499

370	Symmetry Medical, Inc.*	8,710

122	West Pharmaceutical Services, Inc.	3,422

		61,394

Health Care Providers & Services — 1.7%

52	Genesis HealthCare Corp.*	2,407

421	Kindred Healthcare, Inc.*	16,676

250	LifePoint Hospitals, Inc.*	12,630

100	Pediatrix Medical Group, Inc.*	7,354

230	Radiation Therapy Services, Inc.*	6,106

93	RehabCare Group, Inc.*	2,486

250	Triad Hospitals, Inc.*	13,660

		61,319

Pharmaceuticals — 0.5%

450	Par Pharmaceutical Cos., Inc.*	14,314

133	Valeant Pharmaceuticals International	2,345

		16,659

	TOTAL HEALTH CARE	167,891

INDUSTRIALS — 21.8%

Aerospace & Defense — 3.5%

508	AAR Corp.*	7,981

2,300	Aeroflex, Inc.*	19,320

1,050	Applied Signal Technology, Inc.	19,992

350	Curtiss-Wright Corp.	18,883

562	DRS Technologies, Inc.	28,819

125	Esterline Technologies Corp.*	5,010

300	Precision Castparts Corp.	23,370

		123,375

Airlines — 0.4%

1,201	Mesa Air Group, Inc.*	8,059

387	Republic Airways Holdings, Inc.*	5,592

		13,651

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Small Cap Value Portfolio

SHARES	SECURITY	VALUE

Building Products — 0.5%

897	Jacuzzi Brands, Inc.*	$9,625

450	Lennox International, Inc.	9,526

		19,151

Commercial Services & Supplies — 7.0%

1,000	Aleris Intlernational, Inc.*	22,550

1,176	Aviall, Inc.*	37,150

275	CDI Corp.	6,028

721	Century Business Services, Inc.*	2,920

259	Clark, Inc.	3,711

148	Consolidated Graphics, Inc.*	6,034

1,250	Duratek, Inc.*	28,975

579	Electro Rent Corp.*	8,419

184	Geo Group, Inc.*	4,609

450	Headwaters, Inc.*	15,471

5,650	HMS Holdings Corp.*	37,629

260	MAXIMUS, Inc.	9,175

3,600	Nobel Learning Communities, Inc.*	31,212

369	SOURCECORP, Inc.*	7,314

514	Tetra Technology, Inc.*	6,954

2,450	WCA Waste Corp.*	21,438

		249,589

Construction & Engineering — 1.5%

98	Shaw Group, Inc.*	2,108

1,099	URS Corp.*	41,048

224	Washington Group International, Inc.*	11,451

		54,607

Electrical Equipment — 2.6%

271	AO Smith Corp.	7,238

434	Belden CDT, Inc.	9,201

4,100	General Cable Corp.*	60,803

295	Regal-Beloit Corp.	8,602

262	Thomas & Betts Corp.*	7,399

		93,243

Industrial Conglomerates — 0.2%

190	Chemed Corp.	7,767

Machinery — 5.0%

1,950	AGCO Corp.*	37,284

108	Applied Industrial Technologies, Inc.	3,487

257	Barnes Group, Inc.	8,507

402	Bucyrus International, Inc., Class A Shares	15,268

293	CIRCOR International, Inc.	7,228

77	Gardner Denver, Inc.*	2,701

247	JLG Industries, Inc.	6,788

27	NACCO Industries Inc., Class A Shares	2,895

350	Oshkosh Truck Corp.	27,398

187	Reliance Steel & Aluminum Co.	6,932
See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Small Cap Value Portfolio

SHARES	SECURITY	VALUE

Machinery — 5.0% (continued)

273	Terex Corp.*	$10,756

284	Valmont Industries, Inc.	7,327

284	Wabash National Corp.	6,882

1,100	Watts Water Technologies, Inc., Class A Shares	36,839

		180,292

Marine — 0.2%

130	Overseas Shipholding Group, Inc.	7,754

Road & Rail — 0.9%

52	Dollar Thrifty Automotive Group*	1,975

200	Laidlaw International, Inc.*	4,820

356	Marten Transport Ltd.*	7,473

55	Overnite Corp.	2,364

329	Pacer International, Inc.*	7,169

317	RailAmerica, Inc.*	3,772

128	Swift Transportation Co., Inc.*	2,981

		30,554

	TOTAL INDUSTRIALS	779,983

INFORMATION TECHNOLOGY — 7.6%

Communications Equipment — 0.7%

1,495	Ciena Corp.*	3,125

615	Ditech Communications Corp.*	3,991

583	Emulex Corp.*	10,646

188	InPhonic, Inc.*	2,891

545	UTStarcom, Inc.*	4,082

		24,735

Computers & Peripherals — 1.7%

132	Hutchinson Technology, Inc.*	5,083

286	Imation Corp.	11,094

233	Intergraph Corp.*	8,029

1,309	Komag, Inc.*	37,137

		61,343

Electronic Equipment & Instruments — 2.5%

193	Anixter International, Inc.*	7,174

250	Checkpoint Systems, Inc.*	4,425

246	Coherent, Inc.*	8,858

631	Merix Corp.*	3,691

88	MTS System Corp.	2,955

333	Park Electrochemical Corp.	8,392

1,650	PerkinElmer, Inc.	31,185

500	ScanSource, Inc.*	21,470

		88,150

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Small Cap Value Portfolio

SHARES	SECURITY	VALUE

Internet Software & Services — 0.3%

193	MPS Group, Inc.*	$1,818

1,188	SonicWALL, Inc.*	6,403

316	United Online, Inc.	3,432

		11,653

Semiconductors & Semiconductor Equipment — 1.4%

318	Cohu, Inc.	6,376

2,069	Conexant System, Inc.*	3,331

852	Credence Systems Corp.*	7,710

522	Entegris, Inc.*	5,168

909	Integrated Silicon Solutions, Inc.*	6,736

1,713	Lattice Semiconductor Corp.*	7,606

503	MKS Instruments, Inc.*	8,496

136	Portalplayer, Inc.*	2,831

166	Standard Microsystems Corp.*	3,881

		52,135

Software — 1.0%

950	Mediware Information System, Inc.*	9,471

71	Progress Software Corp.*	2,141

1,484	ScanSoft, Inc.*	5,610

289	Take-Two Interactive Software, Inc.*	7,355

294	TALX Corp.	8,500

68	THQ, Inc.*	1,990

		35,067

	TOTAL INFORMATION TECHNOLOGY	273,083

MATERIALS — 6.0%

Chemicals — 1.8%

1,500	Agrium, Inc.	29,415

107	Cytec Industries, Inc.	4,258

176	FMC Corp.*	9,881

390	Octel Corp.	7,020

434	Olin Corp.	7,916

1,114	PolyOne Corp.*	7,375

		65,865

Construction Materials — 0.3%

196	Texas Industries, Inc.	11,021

Containers & Packaging — 0.6%

153	Crown Holdings, Inc.*	2,177

149	Jarden Corp.*	8,034

659	Myers Industrials, Inc.	8,238

26	Silgan Holdings, Inc.	1,462

		19,911

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Small Cap Value Portfolio

SHARES	SECURITY	VALUE

Metals & Mining — 3.1%

750	Cameco Corp.	$33,562

97	Carpenter Technology Corp.	5,025

124	Commercial Metals Co.	2,954

1,450	Goldcorp, Inc.	22,881

700	Northwest Pipe Co.*	16,275

98	Quanex Corp.	5,195

466	Ryerson Tull, Inc.	6,650

314	Schnitzer Steel Industries, Inc., Class A Shares	7,442

613	USEC, Inc.	8,974

		108,958

Paper & Forest Products — 0.2%

450	Glatfelter	5,580

267	Pope & Talbot, Inc.	2,964

		8,544

	TOTAL MATERIALS	214,299

TELECOMMUNICATION SERVICES — 0.7%

Diversified Telecommunication Services — 0.4%

1,159	Broadwing Corp.*	5,355

1,895	Cincinnati Bell, Inc.*	8,148

126	Iowa Telecommunications Services, Inc.	2,362

		15,865

Wireless Telecommunication Services — 0.3%

820	Dobson Communications Corp., Class A Shares*	3,493

206	Price Communications Corp.*	3,564

130	USA Mobility, Inc.*	3,817

		10,874

	TOTAL TELECOMMUNICATION SERVICES	26,739

UTILITIES — 5.6%

Electric Utilities — 3.5%

1,300	Allegheny Energy, Inc.*	32,786

111	ALLETE, Inc.	5,539

278	Black Hills Corp.	10,244

202	Cleco Corp.	4,357

1,057	CMS Energy Corp.*	15,918

1,000	NGP Capital Resources Co.	14,930

247	Otter Tail Corp.	6,751

401	PNM Resources, Inc.	11,553

1,250	TECO Energy, Inc.	23,637

		125,715

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Small Cap Value Portfolio

SHARES	SECURITY	VALUE

Gas Utilities — 2.1%

147	Energen Corp.	$5,152

50	Northwest Natural Gas Co.	1,912

156	South Jersey Industries, Inc.	9,535

1,812	Southern Union Co.*	44,485

350	WGL Holdings, Inc.	11,774

		72,858

	TOTAL UTILITIES	198,573

	TOTAL INVESTMENTS — 97.4% (Cost — $3,242,001#)	3,488,495

	Other Assets In Excess of Liabilities — 2.6%	91,399

	TOTAL NET ASSETS — 100.0%	$3,579,894

*	Non-income producing security.
#	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

EIS —	Enhanced Income Security. Units are comprised of one share of class A common stock and $7.15 principal amount of 12% senior subordinated notes due 10/30/16.

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)	June 30, 2005

	Small Cap	Small Cap
	Growth	Value
	Portfolio	Portfolio

ASSETS:

Investments, at cost	$3,411,561	$3,242,001

Repurchase agreement, at cost	414,000	—

Investments, at value	$3,638,953	$3,488,495

Repurchase agreement, at value	414,000	—

Cash	—	179,845

Other assets	9,343	9,280

Receivable from manager	6,740	6,941

Receivable for securities sold	4,036	—

Receivable for Fund shares sold	2,789	1,083

Dividends and interest receivable	507	4,333

Total Assets	4,076,368	3,689,977

LIABILITIES:

Payable for securities purchased	161,997	92,310

Trustees’ fees payable	1,633	1,633

Due to custodian	1,354	—

Administration fee payable	178	167

Accrued expenses	15,972	15,973

Total Liabilities	181,134	110,083

Total Net Assets	$3,895,234	$3,579,894

NET ASSETS:

Paid-in capital (Note 4)	$3,664,977	$3,318,438

Undistributed net investment income	—	5,902

Accumulated net investment loss	(848)	—

Accumulated net realized gain on investments	3,713	9,060

Net unrealized appreciation of investments	227,392	246,494

Total Net Assets	$3,895,234	$3,579,894

Shares Outstanding	363,040	329,660

Net Asset Value	$10.73	$10.86

See Notes to Financial Statements.

Statements of Operations (unaudited)	For the Period Ended June 30, 2005*

	Small Cap	Small Cap
	Growth	Value
	Portfolio	Portfolio

INVESTMENT INCOME:

Dividends	$1,420	$10,329

Interest	3,813	1,436

Total Investment Income	5,233	11,765

EXPENSES:

Custody	5,877	5,878

Audit and tax	4,898	4,898

Management fee (Note 2)	4,699	4,397

Legal fees	3,698	3,698

Shareholder reports	2,939	2,939

Trustees’ fees	1,633	1,633

Administration fees (Note 2)	332	320

Miscellaneous expenses	612	612

Total Expenses	24,688	24,375

Less: Management fee waiver and reimbursements (Note 2)	(18,607)	(18,512)

Net Expenses	6,081	5,863

Net Investment Income (Loss)	(848)	5,902

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTES 1 AND 3):

Net Realized Gain From Investment Transactions	3,713	9,060

Change in Net Unrealized Appreciation/Depreciation From Investments	227,392	246,494

Net Gain on Investments	231,105	255,554

Increase in Net Assets From Operations	$230,257	$261,456

* For the period May 2, 2005 (inception date) to June 30, 2005.
See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)	For the Period Ended June 30,

Small Cap Growth Portfolio	2005(1)

OPERATIONS:

Net investment loss	$(848)

Net realized gain	3,713

Change in net unrealized appreciation/depreciation	227,392

Increase in Net Assets From Operations	230,257

FUND SHARE TRANSACTIONS (NOTE 4):

Net proceeds from sale of shares	3,665,360

Cost of shares repurchased	(383)

Increase in Net Assets From Fund Share Transactions	3,664,977

Increase in Net Assets	3,895,234

NET ASSETS:

Beginning of period	—

End of period*	$3,895,234

* Includes accumulated net investment loss of:	$(848)

(1)	For the period May 2, 2005 (inception date) to June 30, 2005.
See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited) (continued)	For the Period Ended June 30,

Small Cap Value Portfolio	2005(1)

OPERATIONS:

Net investment income	$5,902

Net realized gain	9,060

Change in net unrealized appreciation/depreciation	246,494

Increase in Net Assets From Operations	261,456

FUND SHARE TRANSACTIONS (NOTE 4):

Net proceeds from sale of shares	3,318,625

Cost of shares repurchased	(187)

Increase in Net Assets From Fund Share Transactions	3,318,438

Increase in Net Assets	3,579,894

NET ASSETS:

Beginning of period	—

End of period*	$3,579,894

* Includes undistributed net investment income of:	$5,902

(1)	For the period May 2, 2005 (inception date) to June 30, 2005.
See Notes to Financial Statements.

 Financial Highlights (unaudited)

For a share of beneficial interest outstanding throughout the period ended June 30:

SMALL CAP GROWTH PORTFOLIO	2005(1)

Net Asset Value, Beginning of Period	$10.00

Income (Loss) From Operations:

Net investment loss	(0.00	)(2)

Net realized and unrealized gain	0.73

Total Income From Operations	0.73

Net Asset Value, End of Period	$10.73

Total Return(3)	7.30%

Net Assets, End of Period (000s)	$3,895

Ratios to Average Net Assets(4):

Gross expenses	4.47%

Net expenses(5)(6)	1.10

Net investment loss	(0.15)

Portfolio Turnover Rate	6%

(1)	For the period May 2, 2005 (inception date) to June 30, 2005.

(2)	Amount is less than $0.01.

(3)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for the period shown. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)	As a result of a contractual expense limitation, the ratio of expenses to average net assets of the fund will not exceed 1.10%, which will be in effect until at least May 1, 2006.

(6)	The investment adviser has contractually waived a portion of its fees, which waiver and/or reimbursement will be in effect until May 1, 2006.
See Notes to Financial Statements.

 Financial Highlights (unaudited) (continued)

For a share of beneficial interest outstanding throughout the period ended June 30:

SMALL CAP VALUE PORTFOLIO	2005(1)

Net Asset Value, Beginning of Period	$10.00

Income From Operations:

Net investment income	0.02

Net realized and unrealized gain	0.84

Total Income From Operations	0.86

Net Asset Value, End of Period	$10.86

Total Return(2)	8.60%

Net Assets, End of Period (000s)	$3,580

Ratios to Average Net Assets:(3)

Gross expenses	4.57%

Net expenses(4)(5)	1.10

Net investment income	1.11

Portfolio Turnover Rate	12%

(1)	For the period May 2, 2005 (inception date) to June 30, 2005.

(2)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for the period shown. Total returns for periods of less than one year are not annualized.

(3)	Annualized.

(4)	As a result of a contractual expense limitation, the ratio of expenses to average net assets of the fund will not exceed 1.10%, which will be in effect until at least May 1, 2006.

(5)	The investment adviser has contractually waived a portion of its fees, which waiver and/or reimbursement will be in effect until May 1, 2006.
See Notes to Financial Statements.

 Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

      Small Cap Growth Portfolio (“SCG”) and Small Cap Value Portfolio (“SCV”) (“Funds”) are separate diversified investment funds of The Travelers Series Trust (“Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Shares of the Trust are offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various affiliated life insurance companies.

      The following are significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

      (a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate its net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

      (b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

      (c) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method.

      (d) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

      (e) Federal and Other Taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

 Notes to Financial Statements (unaudited) (continued)

2.	Investment Advisory Agreement, Administration Agreement and Other Transactions with Affiliates

      Travelers Asset Management International Company LLC (“TAMIC”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment adviser to the Funds. As compensation for its services, the Funds pay a fee calculated at the following annual rates:

Investment
SCG	Adviser Fee

Average Daily Net Assets

First $100 million	0.850%

Next $150 million	0.800

Next $250 million	0.775

Next $250 million	0.750

Next $250 million	0.725

Over $1 billion	0.700

Investment
SCV	Adviser Fee

Average Daily Net Assets

First $50 million	0.825%

Next $50 million	0.800

Next $400 million	0.775

Next $500 million	0.750

Over $1 billion	0.725

      These fees are calculated daily and paid monthly.

      TAMIC has entered into a sub-advisory agreement with TIMCO Asset Management, Inc. (formerly Travelers Investment Management Company) (“TIMCO”), Dreman Value Management L.L.C. (“Dreman”) and Janus Capital Management LLC (“Janus”). Pursuant to the sub-advisory agreement, TIMCO and Janus are responsible for the day-to-day fund operations and investment decisions for SCG. TIMCO and Dreman are responsible for the day-to-day fund operations and investment decisions for SCV. TAMIC pays the sub-advisers a fee for its services at no additional expense to the Fund.

      The Travelers Insurance Company (“TIC”), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund’s administrator. As compensation for its services, the Funds pay TIC an administration fee calculated at the annual rate of 0.06% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly.

      During the period ended June 30, 2005, the Funds had contractual expense limitations in place of 1.10% for each Fund. This expense limitation is in effect through May 1, 2006.

      For the period ended June 30, 2005, TAMIC waived a portion of its management fees in the amount of $18,607 and $18,512 for SCG and SCV, respectively.

      Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Funds’ transfer agent.

      All officers and one trustee of the Trust are employees of Citigroup or its affiliates and do not receive compensation from the Trust.

3.	Investments

      During the period ended June 30, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales

SCG	$3,598,474	$190,695

SCV	3,616,789	383,848

 Notes to Financial Statements (unaudited) (continued)

      At June 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized	Gross unrealized	Net unrealized
	appreciation	depreciation	appreciation

SCG	$288,142	$(60,750)	$227,392

SCV	273,628	(27,134)	246,494

4.	Shares of Beneficial Interest

      The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest without par value. Transactions in shares of each Fund were as follows:

Period Ended
June 30, 2005*

SCG

Shares sold	363,076

Shares repurchased	(36)

Net Increase	363,040

SCV

Shares sold	329,678

Shares repurchased	(18)

Net Increase	329,660

*	For the period May 2, 2005 (inception date) to June 30, 2005.

5.	Additional Information

      On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and Citigroup Global Markets Inc. (“CGMI”) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”), which includes the Funds (“TL&A Funds”).

      The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before. Additionally, the SEC order finds that Citigroup Asset Management (“CAM”), the Citigroup business unit that includes each Fund’s sub-administrator, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

      The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. In addition, Travelers Life & Annuity and CAM reviewed the adequacy and accuracy of the disclosure provided to the TL&A Fund boards at the time the revised transfer agency arrangement was discussed with the boards and concluded that the transfer agency fees paid to CTB, for the period from June 1, 1999 to

 Notes to Financial Statements (unaudited) (continued)

August 23, 2004, by the TL&A Funds that did not have expense caps in effect should be reimbursed with interest to the TL&A Funds. The reimbursement occurred on November 1, 2004.

      The remaining $183.7 million to be paid under the SEC order, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC. The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

      The order requires SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order.

      At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

6.	Other Matters

      On June 24, 2005, Citigroup announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

      As part of this transaction, TIMCO, currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. TIMCO is the sub-adviser to the Funds.

      The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

7.	Subsequent Events

      On July 1, 2005, MetLife, Inc., (“MetLife”), a Delaware corporation, acquired all of the outstanding shares of capital stock of certain indirect subsidiaries held by Citigroup, Inc. (“Citigroup”) including The Travelers Insurance Company (“TIC”), The Travelers Life and Annuity Company, a wholly owned subsidiary of TIC and certain other domestic insurance companies Citigroup and substantially all of the Citigroup’s international businesses for $11.8 billion. The sale also included TIC’s affiliated investment adviser, Travelers Asset Management International Company, LLC, which serves as the investment adviser to these portfolios.

      TIC filed a Form 8-K Current Report with The United States Securities and Exchange Commission on July 8, 2005, with additional information about the transaction.

      Also effective July 1, 2005, PFPC Inc. replaced Citicorp Trust Bank as transfer agent for the Funds; and State Street Bank and Trust Company replaced SBFM as sub-administrator for the Funds.

8.	Change in Independent Registered Public Accounting Firm

      KPMG LLP was previously the independent registered public accounting firm for the Funds. In connection with the transaction described in Note 7, the decision to change the independent registered public accounting firm was approved by the Audit Committee and by the Board of Trustees, resulting in Deloitte and Touche LLP’s appointment as independent registered public accounting firm.

      There were no disagreements between the Funds and KPMG LLP on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

 Factors Considered by the Independent Trustees in Approving the Investment Advisory and Subadvisory
 Agreements for the Style Focus Series: Small Cap Growth Portfolio and Style Focus Series: Small Cap
 Value Portfolio of The Travelers Series Trust: (unaudited)

      Beginning at in person meeting on January 19, 2005 and a telephonic meeting on March 17, 2005, and at in person meetings on March 29 and 30, 2005, the Independent Trustees of the Travelers Series Trust approved investment advisory agreements (the “Agreements”) between TAMIC and each of the Style Focus Series: Small Cap Growth Portfolio (the “Growth Portfolio”) and Style Focus Series: Small Cap Value Portfolio (the “Value Portfolio” and, together with the Growth Portfolio, the “Portfolios”). In addition, the Independent Trustees approved at such meetings subadvisory agreements (the “Subadvisory Agreements”) between TAMIC and TIMCO with respect to each Portfolio, between TAMIC and Janus with respect to the Growth Portfolio, and between TAMIC and Dreman and (together with TIMCO and Janus, the “Subadvisers” for the Value Portfolio).

      The Portfolios became operational on May 2, 2005. In addition, on July 1, 2005, Citigroup Inc. (“Citigroup”) sold The Travelers Insurance Company (“TIC”) and certain of TIC’s affiliates, including TAMIC, to MetLife, Inc. (“MetLife” and the “MetLife Transaction”). The change in control of TAMIC resulted in the termination of the Agreements and Subadvisory Agreements on the closing of the MetLife Transaction. Therefore, it was necessary under the 1940 Act for the Independent Trustees to consider and approve Agreements and Subadvisory Agreements for the Portfolios to be dated May 2, 2005 (the “Initial Agreements” and “Initial Subadvisory Agreements”), as well as substantially identical Agreements and Subadvisory Agreements to be dated on the date of the closing of the MetLife Tranaction (the “New Agreements” and “New Subadvisory Agreements”).

      In voting to approve the Agreements and the Subadvisory Agreements, the Independent Trustees considered whether the approval of the Agreements and the Subadvisory Agreements would be in the best interests of the Portfolios and their shareholders, an evaluation largely based on the nature and quality of the services to be provided under the Agreements and the Subadvisory Agreements and the overall fairness of the Agreements and the Subadvisory Agreements to the shareholders.

      The Independent Trustees did not identify any one factor, piece of information or written document as all important or controlling, and each Independent Trustee attributed different weight to different factors. Prior to voting, the Independent Trustees reviewed the proposal to approve the Agreements and the Subadvisory Agreements with management and with experienced independent and fund counsel and received materials from counsel discussing the legal standards for their consideration of the approval of the Agreements and the Subadvisory Agreements. The Independent Trustees also reviewed the proposed continuation of the Agreements and the Subadvisory Agreements in private sessions alone and with their independent counsel at which no representatives of management were present. Based on an evaluation of all material factors including those described below, the Independent Trustees concluded that the Agreements and the Subadvisory Agreements were reasonable and fair and in the best interest of the Portfolios and their shareholders.

      The Independent Trustees met in executive session and considered: (a) the nature, extent and quality of the services to be provided by TAMIC and by Timco, Dreman, and Janus (the “subadvisers”) under the Agreements and the Subadvisory Agreements; (b) the investment performance of the Portfolio, TAMIC and the subadvisers; (c) the cost of services to be provided and the profit realized by TAMIC and the subadvisers and their affiliates, which information was to be reviewed in depth at the July, 2005 Board meeting; (d) the extent to which TAMIC realizes economies of scale as each Portfolio grows; and (e) whether the fee levels reflect these economies of scale for the benefit of the shareholders.

The Initial Agreements

      As part of the process, legal counsel to the Portfolios requested certain information from TAMIC and in response TAMIC provided certain written and oral information that addressed certain factors designed to inform the Independent Trustees regarding their consideration of the Initial Agreements. In making their determination, the Independent Trustees were provided with information about the Portfolios and their proposed investment objectives and policies and the proposed fees and expenses of the Portfolios.

      The Independent Trustees considered TAMIC’s substantial experience in overseeing subadvised portfolios, TAMIC’s representations about the expected demand for the new Portfolios, and TAMIC’s plans to allocate assets equally between the two subadvisers to each Portfolio. Because the Portfolios had not commenced operations, the Independent Trustees could not consider the performance of the Portfolios. They also could not consider information regarding the profit realized by TAMIC from its relationship with the Portfolios in the past, but noted that it was satisfied that TAMIC’s profits were not excessive generally. The Independent Trustees were provided with information as to the advisory fees and total expenses of other comparable funds, and concluded that the proposed advisory fees for the Portfolios were reasonable and below the average

 Factors Considered by the Independent Trustees in Approving the Investment Advisory and Subadvisory
 Agreements for the Style Focus Series: Small Cap Growth Portfolio and Style Focus Series: Small Cap
 Value Portfolio of The Travelers Series Trust: (unaudited) (continued)

for the group of comparable funds. As to whether economies of scale would be realized as the Portfolios grow and whether fee levels reflect any such economies of scale, the Board noted that proposed investment advisory fees for the Portfolios included breakpoints that reduced fees payable at the higher asset levels.

The New Agreements

      With respect to the New Agreements, legal counsel to the Portfolios requested certain information from MetLife and in response MetLife provided certain written and oral information that addressed certain factors designed to inform the Independent Trustees regarding their consideration of the Agreements. In making their determination, the Independent Trustees were provided with information about MetLife and its purchase of The Travelers Insurance Company from Citigroup. At the various meetings, MetLife representatives discussed MetLife’s intentions regarding the preservation and strengthening of TAMIC’s business and MetLife’s intentions regarding staffing changes and executive leadership changes at TAMIC. The MetLife representatives also discussed and provided certain written information on MetLife’s business and products, including MetLife’s advisory subsidiaries and their experience in overseeing subadvised mutual funds. The Independent Trustees also discussed the plans and anticipated role and responsibilities of certain employees and officers after the MetLife Transaction.

      With respect to the nature, scope and quality of the services to be provided by TAMIC after the MetLife Transaction, the Board considered the experience of MetLife’s advisory subsidiaries and the mutual funds advised by them and also MetLife’s efforts to build and maintain a strong investment team in TAMIC. The Board also considered the level and depth of knowledge of TAMIC, including the professional experience and qualifications of its personnel as well as current staffing levels. The Independent Trustees also considered

•	the ability of TAMIC to continue the oversight of both the investment and compliance operations of the subadvisers after the MetLife transaction,

•	the intention of MetLife to integrate The Travelers Insurance Company and its affiliates, including TAMIC, into MetLife’s current businesses to create a single business operation,

•	MetLife’s compliance with certain conditions set forth in Section 15(f) of the 1940 Act regarding placing unfair burdens on the Portfolios,

•	anticipated changes to back office operations to the Portfolios, including the provision of administrative and transfer agency services, after the MetLife Transaction, and

•	the fact that the Agreements including the investment advisory fees would be identical to the current Agreements, except for the inception date.

      The Independent Trustees’ consideration of the New Agreements in terms of Portfolio performance and fees, TAMIC’s profitability, and the realization of economies of scale was substantially the same as its consideration of the Initial Agreements. In addition, as to TAMIC’s profitability, the Board noted that it was not possible to predict how the MetLife Transaction would affect such profits at this time, but that it would reconsider this factor in connection with future reviews. The Independent Trustees considered the level of service expected to be provided by TAMIC after the MetLife Transaction.

The Initial Subadvisory Agreements

      TAMIC recommended and the Independent Trustees approved the retention of TIMCO and Janus as subadvisers for the Growth Portfolio and TIMCO and Dreman as subadvisers for the Value Portfolio under the Initial Subadvisory Agreements. The Independent Trustees considered the substantial experience of each of the Subadvisers in managing portfolios comparable to the Portfolios, and their experience with TIMCO and Janus as advisers or subadvisers of other portfolios overseen by the Independent Trustees. Because the Portfolios had not commenced operations, the Independent Trustees could not consider the performance of the Portfolios or the profits realized by each Subadviser from its relationship with the Portfolios, although they considered the performance that Janus and Dreman has generated as advisers to comparable funds. The Independent Trustees were provided with information as to the subadvisory fees of certain comparable funds, and concluded that the proposed subadvisory fees appeared to be reasonable. The Board noted that the investment subadvisory fees were paid by TAMIC out of its investment advisory fees. As to whether economies of scale would be realized as the Portfolios grow and whether fee levels reflect any such economies of scale, the Board noted that the proposed subadvisory fees for the Portfolios included breakpoints that reduced fees payable at the higher asset levels.

 Factors Considered by the Independent Trustees in Approving the Investment Advisory and Subadvisory
 Agreements for the Style Focus Series: Small Cap Growth Portfolio and Style Focus Series: Small Cap
 Value Portfolio of The Travelers Series Trust: (unaudited) (continued)

The New Subadvisory Agreements

      Also, MetLife recommended and the Independent Trustees approved the New Subadvisory Agreements for the Portfolios. As discussed above, a change in control of TAMIC resulted in the termination of TAMIC’s previous subadvisory contracts with the subadvisers on the closing of the MetLife Transaction. The Board considered that, notwithstanding the termination of the Initial Subadvisory Agreements as a legal matter, the MetLife Transaction was not expected to affect the subadvisers or their services including the day-to-day portfolio management of the Portfolios. Therefore, the Independent Trustees considered the same factors in approving the New Subadvisory Agreements as it did in approving the Initial Subadvisory Agreements. The Independent Trustees also noted that the subadvisory fees would not change as a result of the MetLife Transaction.

Other Business Relationships

      Finally, the Independent Trustees considered other business relationships that MetLife and TAMIC would enter into with Citigroup. In connection with the closing of the MetLife Transaction, MetLife, Citigroup and certain of their affiliates entered into a Distribution Agreements under which Citigroup-affiliated broker-dealers will continue to offer certain TIC and MetLife insurance contracts until July 1, 2015. In addition, MetLife, Citigroup and certain of their affiliates entered into an Investment Products Agreements under which certain TIC and MetLife insurance products will include certain Citigroup-sponsored mutual funds as investment options until July 1, 2010.

Conclusion

      Based on the deliberations of the Independent Trustees and their evaluation of the information described above, the Independent Trustees unanimously concluded that (a) the terms of the Initial and New Agreements and the Initial and New Subadvisory Agreements are fair and reasonable; (b) the fees are reasonable in light of the services TAMIC and the subadvisers provided to the Portfolios and their shareholders; (d) TAMIC and the subadvisers possess the capabilities to perform the duties required of them under the Initial and New Agreements and the Initial and New Subadvisory Agreements; and (e) the Initial and New Agreements and the Initial and New Subadvisory Agreements are approved.

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The Travelers Series Trust

TRUSTEES*

Elizabeth M. Forget
  Chairperson
Frances M. Hawk, CFA, CFP
Lewis Mandell
Robert E. McGill, III

OFFICERS*

Elizabeth M. Forget
President and
Chief Executive Officer

Peter H. Duffy
Chief Financial Officer
and Treasurer

Leonard M. Bakal
Chief Anti-Money Laundering
Compliance Officer and
Chief Compliance Officer

Paul G. Cellupica
Secretary

Jack P. Huntington
Assistant Secretary

* As of July 1, 2005.	INVESTMENT ADVISER* Travelers Asset Management International Company LLC ADMINISTRATOR* The Travelers Insurance Company CUSTODIAN* State Street Bank and Trust Company TRANSFER AGENT* PFPC Inc.

The Funds are separate investment funds of The Travelers Series Trust, a Massachusetts business trust.

This report is prepared for the general information of variable annuity and life contract owners and is not an offer of shares of The Travelers Series Trust: Small Cap Growth and Small Cap Value Portfolios. All the Funds contained in this report may not be available under your variable annuity or life contract.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Funds. Please read the prospectus carefully before investing.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call 1-800-842-9406.

Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-842-9406 and (2) on the SEC’s website at www.sec.gov.

Series Trust (Semi-Annual) (8-05) Printed in U.S.A.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in reports to stockholders under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

Effective July 1, 2005, certain changes were made to the registrant’s internal controls over financial reporting in connection with the acquisition of the registrant’s investment adviser by MetLife, Inc. Such changes will be reported in the registrant’s Form N-Q for the fiscal quarter ending September 30, 2005 to be filed, which covers the effective date of such changes.

ITEM 12.	EXHIBITS.

(a)(1) Not applicable.

(2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

(3) Not applicable.

(b) CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.
The Travelers Series Trust

By:	/s/ Elizabeth M. Forget
Elizabeth M. Forget
Chief Executive Officer of
The Travelers Series Trust
Date:	September 7, 2005
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Elizabeth M. Forget
Elizabeth M. Forget
Chief Executive Officer of
The Travelers Series Trust

Date:	September 7, 2005

By:	/s/ Peter H. Duffy
Peter H. Duffy
Chief Financial Officer of
The Travelers Series Trust

Date:	September 7, 2005